Cover	Dec. 02, 2021
Cover [Abstract]
Entity Registrant Name	SOLLENSYS CORP
Entity Central Index Key	0001519177
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 02, 2021
Entity Incorporation State Country Code	NV
Entity File Number	333-174581
Entity Tax Identification Number	80-0651816
Entity Address Address Line 1	2475 Palm Bay Rd. NE
Entity Address Address Line 2	Suite 120
Entity Address City Or Town	Palm Bay
Entity Address State Or Province	FL
Entity Address Postal Zip Code	32905
City Area Code	866
Local Phone Number	438-7657
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false